Note 11 - Interest Expense and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Interest Expense and Other Nonoperating Expense [Table Text Block]
	Three months ended March 31,
	2024	2023
Amortization of premiums (accretion of discounts) on marketable securities, net	$(271)	$(188)
Expected credit losses	14	—
Other	(60)	12
Interest expense and other	$(317)	$(176)

	Twelve months ended December 31,
	2023	2022
Amortization of premiums (accretion of discounts) on marketable securities, net	$(474)	$778
Convertible note issuance costs	—	474
Loss on disposal of assets	111	—
Realized loss on instrument-specific credit risk	46	—
Expected credit losses	35	—
Realized losses on redemptions of marketable securities	—	77
Common Stock Purchase Agreement costs	—	29
Other	34	21
Interest expense and other	$(248)	$1,379